NOTE 9 - LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]

NOTE 9 - LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	For the Years Ended December 31,
	2011		2010
Federal Home Loan Bank:	Rates	Amount	Rates	Amount
Fixed rate advances	1.87%-4.79%	$8,650,000	1.63%-4.79%	$10,200,000
Callable fixed rate advances	4.08%-4.68%	13,000,000	4.08%-4.68%	13,000,000

Agribank, FCB:
Fixed rate advances	1.06-2.39%	6,831,999	1.03-2.36%	6,499,999

Total		$28,481,999		$29,699,999

The following is a summary of scheduled maturities of borrowed funds as of December 31, 2011:

	Weighted Average Rate	Amount
2012	3.88%	$5,400,000
2013	2.09%	4,400,000
2014	2.62%	5,499,999
2015	2.81%	2,300,000
2016	4.45%	5,432,000
Thereafter	4.13%	5,450,000
TOTAL		$28,481,999

The notes payable to the FHLB are secured by residential mortgages with a carrying amount of $50.0 million and $49.5 million as of December 31, 2011 and 2010, respectively, along with $3.6 million of FHLB stock at both of those dates. AgriBank, FCB notes payable are secured by agricultural loans with a carrying value of $21.2 million and $22.0 million as of December 31, 2011 and 2010, respectively. The pledged notes also secure short-term borrowings.

As of December 31, 2011, DSB had a total of $50.4 million of unused lines of credit with banks to be drawn upon as needed.